Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
REVENUES
Revenues	$ 1,006,000	$ 1,481,980	$ 3,052,371
Revenues - related parties	1,025,016	697,500	128,263
Total revenues	2,031,016	2,179,480	3,180,634
OPERATING EXPENSES
Cost of revenues	(260,358)	(202,637)	(316,718)
Selling expenses	(735,402)	(1,517,968)	(2,005,367)
General and administrative expenses	(4,962,114)	(4,977,537)	(3,427,040)
Total operating expenses	(5,957,874)	(6,698,142)	(5,749,125)
LOSS FROM OPERATIONS	(3,926,858)	(4,518,662)	(2,568,491)
OTHER INCOME (EXPENSES)
Interest income	219	74,824	62,967
Other finance expenses	(181,276)	(191,238)	(206,081)
Loss from disposal of subsidiaries	(953,959)		(32,641)
Other income (expenses), net	(67,830)	126,858	33,449
Total other income (expenses), net	(1,202,846)	10,444	(142,306)
LOSS BEFORE INCOME TAXES	(5,129,704)	(4,508,218)	(2,710,797)
PROVISION FOR INCOME TAXES
Current			11,803
Deferred	(11,065)	179,449	380,302
Total income tax provision	(11,065)	179,449	392,105
NET LOSS	(5,118,639)	(4,687,667)	(3,102,902)
Less: Net loss attributable to noncontrolling interest	(382,839)	(641,719)	(645,716)
NET LOSS ATTRIBUTABLE TO PUHUI WEALTH	(4,735,800)	(4,045,948)	(2,457,186)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	408,485	159,935	(271,194)
COMPREHENSIVE LOSS	(4,710,154)	(4,527,732)	(3,374,096)
Less: Comprehensive loss attributable to noncontrolling interest	(346,809)	(650,730)	(672,272)
COMPREHENSIVE LOSS ATTRIBUTABLE TO PUHUI WELATH	$ (4,363,345)	$ (3,877,002)	$ (2,701,824)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted (in Shares)	11,507,558	11,507,558	10,793,017
EARNINGS PER SHARE
Basic and diluted (in Dollars per share)	$ (0.41)	$ (0.35)	$ (0.23)